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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                   OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                       Investment Company Act file number
                                    811-05090
                                    811-05089
                                    811-05091

         Tactical Growth and Income Stock Account For Variable Annuities

             Tactical Short Term Bond Account For Variable Annuities

            Tactical Aggressive Stock Account for Variable Annuities

                        One Cityplace, Hartford, CT 06103

                                Kathleen A. McGah
                                  One Cityplace
                               Hartford, CT 06103

                                 (860) 308-6202


                      Date of fiscal year end: December 31


                    Date of reporting period: March 31, 2005

ITEM 1.     SCHEDULE OF INVESTMENTS.

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                 MARCH 31, 2005

                                                        NO. OF          FAIR
                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCK (94.6%)

AEROSPACE (0.8%)
  Boeing Co.                                             4,777      $   279,263
  General Dynamics Corp.                                 4,290          459,244
                                                                    -----------
                                                                        738,507
                                                                    -----------
AUTOMOTIVE (1.5%)
  Ford Motor Co.                                        26,244          297,345
  General Motors Corp.                                  10,670          313,591
  Harley-Davidson                                        4,937          285,161
  PACCAR Inc.                                            5,757          416,519
                                                                    -----------
                                                                      1,312,616
                                                                    -----------
BANKING (7.5%)
  Bank of America Corp.                                 38,188        1,684,091
  Capital One Financial Corp.                            6,973          521,371
  Comerica, Inc.                                         5,018          276,391
  First Horizon National                                    39            1,591
  JP Morgan Chase & Co.                                 36,508        1,263,177
  KeyCorp                                                3,509          113,867
  Marshall & Ilsley Corp.                                3,014          125,834
  MBNA Corp.                                             3,316           81,408
  National City Corp.                                   10,925          365,987
  Providian Financial Corp.                             10,223          175,427
  U.S. Bancorp                                          11,346          326,992
  Wachovia Corp.                                        17,744          903,347
  Washington Mutual, Inc.                                2,177           85,991
  Wells Fargo & Co.                                     13,567          811,307
                                                                    -----------
                                                                      6,736,781
                                                                    -----------
BEVERAGE (1.8%)
  Coca-Cola Co.                                         17,148          714,557
  Coca-Cola Enterprises Inc.                             3,555           72,949
  PepsiCo, Inc.                                         16,062          851,768
                                                                    -----------
                                                                      1,639,274
                                                                    -----------
BIOTECHNOLOGY (0.2%)
  Genetech Inc. (A)                                      3,299          186,756
                                                                    -----------

BROKERAGE (3.2%)
  Bear Stearns Companies                                 5,927          592,107
  Franklin Resources, Inc.                               2,339          160,572
  Goldman Sachs Group Inc.                               5,591          614,954
  Lehman Brothers Holdings Inc.                          4,930          464,209
  Merrill Lynch & Co. Inc.                               7,807          441,876
  Morgan Stanley                                         9,817          562,023
                                                                    -----------
                                                                      2,835,741
                                                                    -----------
BUILDING MATERIALS (0.2%)
  Masco Corp.                                            5,944          206,078
                                                                    -----------

CAPITAL GOODS (1.0%)
  Danaher Corp.                                          7,281          388,878
  Deere & Co.                                            5,800          389,354
  Eaton Corp.                                            1,627          106,406
                                                                    -----------
                                                                        884,638
                                                                    -----------
CHEMICALS (1.6%)
  Dow Chemical                                           9,255          461,362
  E.I. du Pont de Nemours & Co.                          3,467          177,649
  Ecolab Inc.                                            5,962          197,044
  Monsanto Co.                                           9,063          584,563
                                                                    -----------
                                                                      1,420,618
                                                                    -----------
CONGLOMERATES (5.3%)
  3M Co.                                                 4,231          362,554
  General Electric Co.                                  81,765        2,948,446
  Honeywell International, Inc.                          6,678          248,488
  Parker-Hannifin                                        3,782          230,399
  Tyco International Ltd.                               16,696          564,325
  United Technologies Corp.                              4,016          408,267
                                                                    -----------
                                                                      4,762,479
                                                                    -----------
CONSUMER (4.1%)
  Avery Dennison Corp.                                   2,094          129,681
  Ball Corp.                                             3,597          149,204
  Black & Decker Corp.                                     673           53,160
  Colgate-Palmolive Co.                                  2,679          139,763
  Eastman Kodak                                          7,614          247,836
  Energizer Holdings (A)                                 2,129          127,314
  Fortune Brands                                         4,498          362,674
  Gillette Co.                                           3,921          197,932
  Molson Coors Brewing Co. (Class B)                     2,825          218,005
  NIKE, Inc. (Class B)                                   6,492          540,849
  Pactiv Corp. (A)                                       8,373          195,510
  Procter & Gamble Co.                                  20,812        1,103,036
  Sealed Air Corp. (A)                                   4,485          232,951
                                                                    -----------
                                                                      3,697,915
                                                                    -----------
DEFENSE (0.7%)
  Lockheed Martin Corp.                                  4,963          303,041
  Northrop Grumman Corp.                                 6,468          349,143
                                                                    -----------
                                                                        652,184
                                                                    -----------
ELECTRIC UTILITIES (1.4%)
  American Electric Power                               10,585          360,525
  Edison International                                   7,876          273,455
  FirstEnergy Corp.                                      9,001          377,592
  Public Service Enterprise Group                        2,266          123,248
  Southern Co.                                           4,625          147,214
                                                                    -----------
                                                                      1,282,034
                                                                    -----------

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                 MARCH 31, 2005

                                                        NO. OF          FAIR
                                                        SHARES          VALUE
                                                     ------------   ------------
ENTERTAINMENT (1.5%)
  Carnival Corp.                                         6,350      $   328,993
  Electronic Arts (A)                                    1,709           88,501
  The Walt Disney Co.                                   24,622          707,390
  Viacom, Inc. (Class B)                                 6,451          224,688
                                                                    -----------
                                                                      1,349,572
                                                                    -----------
FINANCE (1.7%)
  American Express Co.                                  11,936          613,152
  Countrywide Financial                                  8,900          288,894
  CIT Group Holdings, Inc.                               6,951          264,138
  E*Trade Financial Corp. (A)                           15,359          184,308
  Principal Financial Group                              4,941          190,179
                                                                    -----------
                                                                      1,540,671
                                                                    -----------
FOOD (2.2%)
  Archer-Daniels-Midland Co.                            19,427          477,516
  Hormel Foods Corp.                                     2,826           87,917
  Kellogg Co.                                            1,640           70,963
  McDonald's Corp.                                      16,496          513,685
  Sara Lee Corp.                                        16,911          374,748
  Smithfield Foods (A)                                   6,539          206,305
  Starbucks Corp. (A)                                    3,076          159,060
  Yum! Brands                                            2,194          113,671
                                                                    -----------
                                                                      2,003,865
                                                                    -----------
HEALTHCARE (2.7%)
  Aetna Inc.                                             4,161          311,867
  Caremark Rx, Inc. (A)                                  5,062          201,366
  Humana, Inc. (A)                                      10,180          325,149
  Medco Health Solutions (A)                             2,253          111,681
  UnitedHealth Group, Inc.                               8,686          828,471
  Wellpoint, Inc. (A)                                    2,238          280,533
  Zimmer Holdings, Inc. (A)                              4,113          320,033
                                                                    -----------
                                                                      2,379,100
                                                                    -----------
HOME CONSTRUCTION (0.3%)
  Pulte Homes, Inc.                                      3,861          284,285
                                                                    -----------

INDEPENDENT ENERGY (0.7%)
  Anadarko Petroleum Corp.                               2,376          180,814
  Burlington Resources                                   6,982          349,589
  Devon Energy Corp.                                     2,614          124,819
                                                                    -----------
                                                                        655,222
                                                                    -----------
INSURANCE (5.7%)
  ACE Limited                                            2,359           97,356
  AFLAC Inc.                                             4,273          159,212
  Allstate Corp.                                        10,813          584,551
  Ambac Financial Group                                  4,608          344,448
  American International Group, Inc.                    21,710        1,202,951
  Aon Corp.                                              2,431           55,524
  Chubb Corp.                                            5,136          407,131
  CIGNA Corp.                                            3,078          274,865
  Hartford Financial Services Group, Inc.                1,707          117,032
  Jefferson-Pilot Corp.                                  1,163           57,045
  Lincoln National Corp.                                 1,561           70,464
  Marsh & McLennan Cos., Inc.                            4,157          126,456
  MetLife Inc.                                           5,835          228,148
  MGIC Investment Corp.                                  2,960          182,543
  Prudential Financial, Inc.                            13,528          776,507
  The Progressive Corp.                                  4,532          415,856
                                                                    -----------
                                                                      5,100,089
                                                                    -----------
INTERGRATED ENERGY (5.6%)
  ChevronTexaco Corp.                                   15,768          919,432
  ConocoPhillips                                         5,582          601,963
  Exxon Mobil Corp.                                     50,473        3,008,191
  Kerr-McGee Corp.                                       3,263          255,591
  Marathon Oil                                           5,200          243,984
                                                                    -----------
                                                                      5,029,161
                                                                    -----------
LODGING (0.6%)
  Marriott International  (Class A)                      5,984          400,090
  Starwood Hotels & Resorts                              1,419           85,183
                                                                    -----------
                                                                        485,273
                                                                    -----------
MACHINERY (0.4%)
  Ingersoll-Rand Co. (Class A)                           4,858          386,940
                                                                    -----------

MEDIA NON-CABLE (0.3%)
  News Corp. Limited                                    14,204          240,332
                                                                    -----------

MEDICAL SUPPLIES (1.6%)
  Abbott Laboratories                                   12,202          568,857
  Becton, Dickinson and Company                          1,959          114,445
  Boston Scientific (A)                                  6,635          194,339
  Cardinal Health                                        1,356           75,665
  Hospira, Inc. (A)                                        702           22,654
  Medtronic, Inc.                                        9,530          485,554
                                                                    -----------
                                                                      1,461,514
                                                                    -----------
METALS (0.9%)
  Alcoa Inc.                                            17,562          533,709
  Newmont Mining Corp.                                   3,277          138,453
  Nucor Corp.                                            2,115          121,739
                                                                    -----------
                                                                        793,901
                                                                    -----------
MULTIMEDIA (2.2%)
  Brown-Forman Corp.  (Class B)                          2,073          113,497
  Comcast Corp.  (Class A)                              16,980          572,566
  Gannett Co., Inc.                                      3,768          297,973
  Lamar Advertising  (Class A) (A)                       3,838          154,614
  Time Warner Inc. (A)                                  48,515          851,438
                                                                    -----------
                                                                      1,990,088
                                                                    -----------

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                 MARCH 31, 2005

                                                        NO. OF          FAIR
                                                        SHARES          VALUE
                                                     ------------   ------------
OIL COMPANIES (1.7%)
  Baker Hughes Inc.                                      3,926      $   174,668
  Halliburton Co.                                        3,306          142,985
  Occidental Petroleum Corp.                             3,147          223,972
  Schlumberger Ltd.                                      5,447          383,905
  Sunoco Inc.                                            1,299          134,472
  Transocean, Inc.                                       3,571          183,764
  Valero Energy Corp.                                    3,076          225,379
                                                                    -----------
                                                                      1,469,145
                                                                    -----------
PAPER (0.7%)
  Georgia-Pacific Corp.                                  2,980          105,760
  International Paper                                    3,992          146,866
  Kimberly Clark Corp.                                   4,023          264,432
  Weyerhaeuser Co.                                       1,680          115,080
                                                                    -----------
                                                                        632,138
                                                                    -----------
PHARMACEUTICALS (7.3%)
  AmerisourceBergen Corp.                                2,803          160,584
  Amgen, Inc. (A)                                       10,438          607,178
  Biogen Idec Inc. (A)                                   5,244          180,944
  Bristol-Myers Squibb                                  15,023          382,486
  Eli Lilly & Co.                                        7,125          371,213
  Forest Laboratories  (Class A) (A)                     5,612          207,363
  Gilead Sciences (A)                                    8,303          297,206
  IVAX Corp.                                             8,102          160,177
  Johnson & Johnson                                     23,202        1,558,246
  Merck & Co., Inc.                                     17,201          556,796
  Pfizer Inc.                                           59,415        1,560,832
  Schering-Plough                                       11,427          207,400
  Wyeth                                                  7,409          312,512
                                                                    -----------
                                                                      6,562,937
                                                                    -----------
RETAILERS (5.6%)
  Autozone, Inc. (A)                                       964           82,615
  Best Buy Co. Inc.                                      5,176          279,556
  Borders Group, Inc.                                    7,743          206,119
  Costco Wholesale Corp.                                 3,653          161,664
  CVS Corp.                                              5,437          286,095
  Federated Department Stores, Inc.                      2,094          133,262
  GameStop Corp. (Class A) (A)                           2,571           57,333
  Home Depot, Inc.                                      26,940        1,030,186
  Jones Apparel Group, Inc.                              1,179           39,485
  Limited Brands                                         7,851          190,779
  Lowe's Cos                                             3,193          182,288
  Staples Inc.                                           3,977          124,918
  Supervalu, Inc.                                        6,400          213,440
  Target Corp.                                           2,254          112,745
  Toys R Us, Inc. (A)                                   12,020          309,635
  Walgreen Co.                                           9,301          413,150
  Wal-Mart Stores, Inc.                                 24,272        1,216,270
                                                                    -----------
                                                                      5,039,540
                                                                    -----------
SERVICES (0.9%)
  Cendant Corp.                                          8,724      $   179,191
  eBay Inc. (A)                                          6,938          258,475
  Yahoo! Inc. (A)                                       10,436          354,354
                                                                    -----------
                                                                        792,020
                                                                    -----------
TECHNOLOGY (13.5%)
  Adobe Systems                                          5,537          371,810
  Advanced Micro Devices (A)                            14,206          229,001
  Analog Devices, Inc.                                   3,025          109,324
  Apple Computer (A)                                     6,064          253,172
  Autodesk, Inc.                                        11,335          337,783
  Cisco Systems, Inc. (A)                               53,182          952,756
  Computer Sciences Corp. (A)                            3,953          181,245
  Comverse Technology Inc. (A)                          13,829          348,560
  Corning Inc.                                          10,636          118,379
  Dell Inc. (A)                                         19,684          756,358
  EMC Corp. (A)                                         19,484          240,043
  Fiserv Inc.  (A)                                       2,064           82,116
  Hewlett Packard Co.                                   23,957          525,617
  Intel Corp.                                           50,855        1,181,362
  International Business Machine                        14,101        1,288,549
  Jabil Circuit (A)                                      7,726          220,346
  KLA-Tencor Corp.                                       1,599           73,562
  Lexmark International  (Class A) (A)                   1,019           81,489
  Maxim Intergrated Products                             2,505          102,254
  Micron Technology, Inc.                               16,891          174,653
  Microsoft Corp.                                       74,592        1,802,516
  Motorola, Inc.                                        34,863          521,899
  NCR Corp. (A)                                          8,734          294,685
  Oracle Corp. (A)                                      39,415          491,702
  Scientific-Atlanta, Inc.                               8,374          236,314
  Sun Microsystems, Inc. (A)                            27,705          111,790
  Texas Instruments Inc.                                15,850          404,017
  Thomas & Betts Corp.                                   7,318          236,371
  VERITAS Software (A)                                   9,114          211,582
  Waters Corp. (A)                                       4,746          169,859
                                                                    -----------
                                                                     12,109,114
                                                                    -----------
TELECOMMUNICATIONS (3.8%)
  AT&T Corp.                                            25,085          470,344
  BellSouth Corp.                                       12,565          330,334
  Capital Receivables Corp.                             32,323          765,732
  CenturyTel, Inc.                                       9,157          300,716
  NEXTEL Communications  (Class A) (A)                   5,027          142,892
  Nextel Partners, Inc. (A)                              5,004          109,713
  Polycom Inc. (A)                                       8,294          140,625
  QUALCOMM, Inc.                                        11,729          429,692
  Verizon Communications                                21,428          760,694
                                                                    -----------
                                                                      3,450,742
                                                                    -----------

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                 MARCH 31, 2005

                                                        NO. OF          FAIR
                                                        SHARES          VALUE
                                                     ------------   ------------
TOBACCO (1.2%)
  Altria Group                                          16,213      $ 1,060,168
                                                                    -----------

TRANSPORTATION SERVICES (1.4%)
  Burlington Northern Santa Fe                           6,539          352,648
  CSX Corp.                                              6,004          250,067
  United Parcel Service (Class B)                        8,990          653,933
                                                                    -----------
                                                                      1,256,648
                                                                    -----------
UNITED STATES AGENCY SECURITIES (1.0%)
  Federal Association National Mortgage                  8,686          472,953
  Federal Home Loan Mortgage Corp.                       5,895          372,564
                                                                    -----------
                                                                        845,517
                                                                    -----------

UTILITIES (1.8%)
  AES Corp. (A)                                         21,401          350,548
  Constellation Energy Group                             7,944          410,705
  Exelon Corp.                                           9,535          437,561
  Kinder Morgan                                          5,097          385,843
  National Fuel Gas Co.                                  2,062           58,952
                                                                    -----------
                                                                      1,643,609
                                                                    -----------



TOTAL COMMON STOCKS
  (COST $76,837,009)                                                 84,917,212
                                                                    -----------



                                                    PRINCIPAL
                                                     AMOUNT
                                                   ------------
SHORT-TERM INVESTMENTS (5.2%)
COMMERCIAL PAPER (4.6%)
  American General Financial Corp.
    2.82% due April 8, 2005                          3,085,000        3,083,090
  UBS AG,
    2.87% due April 1, 2005                        $ 1,072,000        1,072,000
                                                                    -----------
                                                                      4,155,090
                                                                    -----------



UNITED STATES TREASURY (0.6%)
  United States of America Treasury,
   2.52% due May 12, 2005 (B)                          500,000          498,537
                                                                    -----------

TOTAL SHORT-TERM
  INVESTMENTS (COST $4,653,923)                                       4,653,627
                                                                    -----------



                                                     NOTIONAL
                                                       VALUE
                                                   ------------
FUTURES CONTRACTS (0.0%)
  S&P 500 Stock Index, Exp. June, 2005 (C)         $ 4,439,625               --
                                                                    -----------


TOTAL INVESTMENTS (99.8%)
  (COST $81,490,932) (D)                                             89,570,839
                                                                    -----------

OTHER ASSETS AND LIABILITIES (0.2%)                                     159,217
                                                                    -----------


TOTAL NET ASSETS (100.0%)                                           $89,730,056
                                                                    ===========


NOTES

(A)  Non-income Producing Security.

(B) Par value of $500,000 pledged to cover margin deposits on futures contracts.

(C) As more fully discussed in Note 1 to the financial statements, it is Tactical Growth and Income Stock Account for Variable Annuities practice to hold cash and cash equivalents (including short-term investments) at least equal to the underlying face value, or notional value, of outstanding purchased futures contracts, less the initial margin. Tactical Growth and Income Stock Account for Variable Annuities uses futures contracts as a substitute for holding individual securities.

(D) At March 31, 2005, net unrealized appreciation for all securities was $8,079,907. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over cost of $11,354,686 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over fair value of $3,274,779.

                      See Notes to Statement of Investments

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                  NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)
                                 MARCH 31, 2005

1.   SIGNIFICANT ACCOUNTING POLICIES

     Tactical Growth and Income Stock Account for Variable Annuities, (formerly The Travelers Timed Growth and Income Stock Account for Variable Annuities), ("Account TGIS"), is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity contracts issued by The Company. Account TGIS is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Participants in Account TGIS have entered into asset allocation service agreements with CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company, which provide for the transfer of participants' funds to and from certain other accounts of The Company, at the discretion of the tactical asset allocation service.

     The following is a summary of significant accounting policies consistently followed by Account TGIS.

     SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

     Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

     SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date.

     FUTURES CONTRACTS. Account TGIS may use stock index futures contracts, and may also use interest rate futures contracts, as a substitute for the purchase or sale of individual securities. When Account TGIS enters into a futures contract, it agrees to buy or sell a specified index of stocks or debt securities at a future time for a fixed price, unless the contract is closed prior to expiration. Account TGIS is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

     It is Account TGIS's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

     Futures contracts purchased by Account TGIS are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statement of Investments. Therefore, when Account TGIS holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the specified indexes or debt securities associated with the futures contract.

     OPTIONS. Account TGIS may purchase index or individual equity put or call options, thereby obtaining the right to sell or buy a fixed number of shares of the underlying asset at the stated price on or before the stated expiration date. Account TGIS may sell the options before expiration. Options held by Account TGIS are listed on either national securities exchanges or on over-the-counter markets and are short-term contracts with a duration of less than nine months. The market value of the options will be based on the 4:00 p.m. Eastern Standard Time price of the respective exchange, or in the absence of such price, the latest bid quotation. There were no put or call options in Account TGIS at March 31, 2005.

     REPURCHASE AGREEMENTS. When Account TGIS enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account TGIS plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account TGIS securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account TGIS monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account TGIS's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account TGIS at March 31, 2005.

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

            NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                 MARCH 31, 2005


2.   INVESTMENTS

     The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities), were $7,367,299 and $7,181,551, respectively; the cost of purchases and proceeds from sales of direct and indirect U.S. government securities were $496,885 and $700,000, respectively, for the three months ended March 31, 2005. Realized gains and losses from investment security transactions are reported on an identified cost basis.

     At March 31, 2005, Account TGIS held fifteen open S&P 500 Stock Index futures contracts expiring in June, 2005. The underlying face value, or notional value, of these contracts at March 31, 2005, amounted to $4,439,625. In connection with these contracts, short-term investments with a par value of $500,000 had been pledged as margin deposits.

     Net  realized  gains  (losses)   resulting  from  futures   contracts  were
     ($104,102) for the three months ended March 31, 2005.

                        TACTICAL SHORT-TERM BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                 MARCH 31, 2005

                                                                     PRINCIPAL           FAIR
                                                                      AMOUNT            VALUE
                                                                  ---------------   --------------
SHORT-TERM INVESTMENTS (99.9%)

COMMERCIAL PAPER (95.1%)
  American Express Credit Corp., 2.82% due May 9, 2005.........   $     5,498,000   $    5,481,055
  American General Financial Corp., 2.76% due April 14, 2005...         3,947,000        3,942,733
  American Honda Financial Corp., 2.75% due April 26, 2005.....         5,487,000        5,475,894
  Atomium Funding Corp., 2.67% due April 5, 2005...............         5,460,000        5,457,887
  Bryant Park Funding LLC, 2.77% due April 11, 2005............         5,490,000        5,485,328
  Coca-Cola Enterprises Inc., 2.81% due April 21, 2005.........         5,459,000        5,450,107
  General Electric Capital Corp., 2.69% due April 6, 2005......         5,483,000        5,480,451
  Goldman Sachs Group Inc., 2.71% due April 7, 2005............         3,648,000        3,646,023
  ING U.S. Funding LLC, 2.78% due April 15, 2005...............         5,400,000        5,393,747
  Morgan Stanley, 2.82% due April 20, 2005.....................         4,255,000        4,248,405
  Paradigm Funding LLC, 2.85% due April 25, 2005...............         3,347,000        3,340,494
  Private Expert Funding Corp., 2.74% due April 18, 2005.......         3,360,000        3,355,320
  Prudential Funding LLC, 2.82% due April 27, 2005.............         5,400,000        5,388,644
  Quebec Providence of Canada, 2.79% due April 25, 2005........         5,400,000        5,389,502
  Royal Bank of Scotland PLC, 2.79% due April 12, 2005.........         5,493,000        5,487,902
  Sheffield Receivables Corp., 2.74% due April 1, 2005.........         5,494,000        5,494,000
  Societe Generale North America, 2.82% due April 19, 2005.....         1,463,000        1,460,848
  Ticonderoga Funding LLC, 2.68% due April 7, 2005.............         5,400,000        5,397,073
  Toronto Dominion Bank, 2.67% dueApril 8, 2005................         5,400,000        5,399,811
  Toyota Motor Credit Corp., 2.73% due April 12, 2005..........         5,490,000        5,484,905
  UBS AG, 2.87% due April 1, 2005..............................         4,122,000        4,122,000
  Wal-Mart Stores, Inc., 2.78% due April 19, 2005..............         5,500,000        5,491,910
                                                                                    --------------
                                                                                       105,874,039
                                                                                    --------------

UNITED STATES AGENCY SECURITIES (4.8%)
  Federal Home Loan, 2.71% due April 8, 2005...................         5,400,000        5,397,165
                                                                                    --------------


TOTAL INVESTMENTS (99.9%)
  (COST $111,280,774)..........................................                        111,271,204
                                                                                    --------------

OTHER ASSETS AND LIABILITIES (0.1%)............................                             73,531
                                                                                    --------------

TOTAL NET ASSETS (100.0%)......................................                     $  111,344,735
                                                                                    ==============

                        TACTICAL SHORT-TERM BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                 MARCH 31, 2005


1.   SIGNIFICANT ACCOUNTING POLICIES

     Tactical Short-Term Bond Account for Variable Annuities (formerly The Travelers Timed Short-Term Bond Account for Variable Annuities), ("Account TSB"), is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity contracts issued by The Company. Account TSB is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Participants in Account TSB have entered into asset allocation service agreements with CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company, which provide for the transfer of participants' funds to and from certain other accounts of The Company, at the discretion of the tactical asset allocation service.

     The following is a summary of significant accounting policies consistently followed by Account TSB.

     SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

     Securities, including restricted securities, for which pricing services are not readily available, are valued by management at prices which it deems, in good faith, to be fair value. Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

     SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date.

     REPURCHASE AGREEMENTS. When Account TSB enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account TSB plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account TSB securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account TSB monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account TSB's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account TSB at March 31, 2005.

2.   INVESTMENTS

     Realized gains and losses from investment security transactions are reported on an identified cost basis.

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                 MARCH 31, 2005

                                                        NO. OF          FAIR
                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCK (95.7%)

AEROSPACE (1.2%)
  Alliant Techsystems, Inc. (A)                          3,448      $   246,360
  Precision Castparts Corp.                             13,266        1,021,615
                                                                    -----------
                                                                      1,267,975
                                                                    -----------
AIRLINES (0.3%)
  Alaska Air Group, Inc. (A)                            10,009          294,665
                                                                    -----------

AUTOMOTIVE (2.8%)
  Adesa, Inc.                                           16,428          383,758
  ArvinMeritor, Inc.                                    27,018          417,968
  Autoliv, Inc.                                          6,311          300,719
  Borg Warner, Inc.                                     12,159          591,900
  Oshkosh Truck                                          6,853          561,877
  Paccar, Inc.                                           5,555          401,904
  Thor Industries, Inc.                                 15,042          449,906
                                                                    -----------
                                                                      3,108,032
                                                                    -----------
BANKING (5.6%)
  Associated Banc-Corp                                  14,714          458,341
  Comerica, Inc.                                         5,738          316,049
  Commerce Bancorp, Inc.                                24,344          790,450
  Fremont General Corp.                                 16,621          365,496
  Independence Community Bank                           14,885          580,366
  IndyMac Bancorp Inc.                                  14,272          485,248
  Investors Financial Services                          12,549          612,328
  Mercantile Bankshares Corp.                            7,361          374,086
  North Fork Bancorp, Inc.                              14,491          401,980
  Silicon Valley Bancshares (A)                         11,313          498,564
  South Financial Group, Inc.                           12,731          388,741
  UCBH Holdings, Inc.                                   10,105          403,644
  WestCorp, Inc.                                         8,676          366,561
                                                                    -----------
                                                                      6,041,854
                                                                    -----------
BEVERAGE (1.3%)
  Constellation Brands Inc. (A)                         17,263          912,695
  PepsiAmericas, Inc.                                   21,456          486,193
                                                                    -----------
                                                                      1,398,888
                                                                    -----------
BROKERAGE (1.8%)
  Bear Stearns Companies                                 3,552          354,845
  Jefferies Group                                       15,435          581,591
  Legg Mason, Inc.                                      12,884        1,006,756
                                                                    -----------
                                                                      1,943,192
                                                                    -----------
CAPITAL GOODS (1.4%)
  Diebold, Inc.                                          5,076          278,419
  Flowserve Corp. (A)                                   13,031          337,112
  Harsco Corp.                                           9,074          540,901
  York International Corp.                               8,151          319,356
                                                                    -----------
                                                                      1,475,788
                                                                    -----------
CHEMICALS (3.0%)
  Albemarle Corp.                                       11,276          409,995
  Cabot Microelectronics Corp. (A)                      10,824          339,928
  Cytec Industries Inc.                                  9,594          520,475
  FMC Corp. (A)                                          9,157          489,442
  Lubrizol Corp.                                        14,641          595,010
  PPG Industries Inc.                                    5,186          370,903
  RPM International                                     28,614          523,064
                                                                    -----------
                                                                      3,248,817
                                                                    -----------
CONGLOMERATES(0.2%)
  Crane Co.                                              7,160          206,136
                                                                    -----------

CONSTRUCTION SERVICES (0.3%)
  D.R. Horton                                           22,182          648,621
                                                                    -----------

CONSUMER (3.6%)
  American Greetings  (Class A)                         14,569          371,218
  Harman International Industries Inc.                   3,352          296,518
  HON Industries, Inc.                                  12,221          549,334
  Lancaster Colony Corp.                                 7,064          300,397
  Marvel Enterprises, Inc. (A)                          19,891          397,820
  Mohawk Industries Inc. (A)                             9,365          789,470
  Scotts Miracle-Gro Co. (A)                             6,591          462,886
  Sonoco Products                                        9,067          261,583
  Tupperware Corp.                                      20,109          409,419
                                                                    -----------
                                                                      3,838,645
                                                                    -----------
EDUCATIONAL SERVICES (2.6%)
  Career Education Corp. (A)                            14,614          500,310
  Corrinthian Colleges Inc. (A)                         28,320          444,766
  Education Management Corp. (A)                        15,357          429,305
  ITT Educational Services (A)                          12,846          623,031
  Laureate Education Inc. (A)                            9,205          394,434
  Scholastic Corp. (A)                                  11,292          416,505
                                                                    -----------
                                                                      2,808,351
                                                                    -----------
ELECTRIC UTILITIES (3.4%)
  Energy East Corp.                                     21,439          562,131
  IDACORP, Inc.                                          8,832          250,564
  NSTAR                                                 13,907          755,150
  Pepco Holdings                                        30,274          635,451
  PNM Resources, Inc                                     5,655          150,875
  Puget Energy, Inc.                                     4,661          102,728
  Westar Energy, Inc.                                   12,959          280,433
  Wisconsin Energy Corp.                                15,072          535,056
  Xcel Energy Inc.                                      22,244          382,152
                                                                    -----------
                                                                      3,654,540
                                                                    -----------

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                 MARCH 31, 2005

                                                        NO. OF          FAIR
                                                        SHARES          VALUE
                                                     ------------   ------------
ENERGY (0.8%)
  Peabody Energy Corp.                                  17,920      $   830,771
                                                                    -----------

ENTERTAINMENT (1.0%)
  Brunswick Corp.                                        6,673          312,630
  Caesars Entertainment, Inc. (A)                       14,711          291,131
  International Speedway (Class A)                       9,044          491,134
                                                                    -----------
                                                                      1,094,895
                                                                    -----------
FINANCE (1.9%)
  American Capital Strategies, Ltd.                      9,425          296,369
  AmeriCredit Corp. (A)                                 19,157          449,040
  E*Trade Financial Corp. (A)                           20,038          240,456
  SEI Investments Co.                                    9,583          346,425
  StanCorp Financial Group, Inc.                         8,769          743,436
                                                                    -----------
                                                                      2,075,726
                                                                    -----------
FOOD (3.6%)
  Applebee's International, Inc.                        11,390          313,624
  Archer-Daniels Midland Co.                            13,955          343,014
  Cracker Barrel Old Country Store                      10,340          426,577
  Darden Restaurants, Inc.                              31,137          955,283
  Dean Foods Co. (A)                                    10,540          361,522
  Pilgrim Pride Corp.                                    9,861          352,235
  Smithfield Foods (A)                                  10,477          330,549
  Tyson Food, Inc.                                      17,496          291,833
  Wendys International Inc.                              8,713          340,156
  Whole Foods Market, Inc.                               1,509          154,725
                                                                    -----------
                                                                      3,869,518
                                                                    -----------
HEALTHCARE (4.5%)
  Apria Healthcare Group Inc. (A)                       11,585          371,879
  Community Health Systems (A)                          14,269          498,131
  Coventry Health Care Inc. (A)                         15,020        1,023,530
  Health Net, Inc. (A)                                  12,688          415,025
  Invitrogen, Inc. (A)                                   8,509          588,780
  LifePoint Hospitals, Inc. (A)                         15,140          661,769
  Lincare Holdings, Inc. (A)                             9,423          416,591
  PacifiCare Health Systems (A)                          7,971          453,709
  Triad Hospitals, Inc. (A)                              7,218          361,622
                                                                    -----------
                                                                      4,791,036
                                                                    -----------
HOME CONSTRUCTION (1.6%)
  Lennar Corp.  (Class A)                               20,759        1,176,620
  Ryland Group, Inc.                                     4,529          280,889
  Toll Brothers, Inc. (A)                                3,886          306,411
                                                                    -----------
                                                                      1,763,920
                                                                    -----------
INDEPENDENT ENERGY (1.3%)
  Forest Oil Corp. (A)                                  13,819          559,670
  Noble Energy                                          10,955          745,159
  Pogo Producing Co.                                     1,052           51,801
                                                                    -----------
                                                                      1,356,630
                                                                    -----------

INDUSTRIAL SERVICES (0.8)
  Granite Construction Inc.                             11,463          301,133
  Teleflex, Inc.                                         9,957          509,599
                                                                    -----------
                                                                        810,732
                                                                    -----------
INSURANCE (4.5%)
  AmerUs Group                                          10,893          514,694
  Berkley (W.R.) Corp.                                   7,766          385,194
  Everest Re Group                                       6,797          578,493
  Fidelity National Financial, Inc.                     27,355          901,074
  First American Corp.                                  16,817          553,952
  HCC Insurance Holdings                                 5,948          215,080
  Ohio Casualty Corp. (A)                               18,212          418,056
  Protective Life Corp.                                 13,161          517,227
  Radian Group, Inc.                                    14,843          708,605
                                                                    -----------
                                                                      4,792,375
                                                                    -----------
MACHINERY (0.6%)
  Kennametal, Inc.                                      13,612          646,434
                                                                    -----------

MEDICAL SUPPLIES (3.8%)
  Bausch & Lomb Inc.                                     4,775          350,008
  Beckman Coulter Inc.                                   9,985          663,503
  Charles River Labs International, Inc. (A)            13,447          632,547
  Cooper Companies Inc.                                  6,032          439,733
  Hospira, Inc. (A)                                      6,957          224,502
  Medicis Pharmaceutical Corp.                           8,022          240,500
  Patterson Companies, Inc. (A)                          5,997          299,460
  STERIS Corp. (A)                                      18,740          473,185
  Varian Medical Systems (A)                            21,793          747,064
                                                                    -----------
                                                                      4,070,502
                                                                    -----------
METALS (0.9%)
  Nucor Corp.                                            5,062          291,369
  Southern Peru Copper Corp.                             6,840          379,346
  Worthington Industries                                13,346          257,311
                                                                    -----------
                                                                        928,026
                                                                    -----------
MULTIMEDIA (1.1%)
  Belo Corp.                                            10,572          255,208
  Media General  (Class A)                               7,008          433,445
  Valassis Communications (A)                           14,717          514,506
                                                                    -----------
                                                                      1,203,159
                                                                    -----------
NATURAL GAS DISTRIBUTION (0.9%)
  ONEOK, Inc.                                           31,651          975,484
                                                                    -----------

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                 MARCH 31, 2005

                                                        NO. OF          FAIR
                                                        SHARES          VALUE
                                                     ------------   ------------
OIL COMPANIES (5.4%)
  Helmerich & Payne Inc.                                17,128      $   679,810
  National-Oilwell Varco Inc. (A)                        9,514          444,324
  Newfield Exploration Co. (A)                           5,138          381,548
  Patterson-UTI Energy, Inc.                            58,459        1,462,352
  Plains Exploration & Production Co. (A)               17,823          622,023
  Pride International Inc. (A)                          26,405          655,900
  Tidewater, Inc.                                       12,569          488,431
  Weatherford International, Inc. (A)                   18,469        1,070,094
                                                                    -----------
                                                                      5,804,482
                                                                    -----------
PAPER (0.3%)
  Georgia-Pacific Corp                                   9,347          331,725
                                                                    -----------

PHARMACEUTICALS (2.4%)
  AmerisourceBergen Corp.                                5,317          304,611
  Barr Pharmaceuticals, Inc. (A)                        12,973          633,472
  Cephalon, Inc. (A)                                    11,587          542,561
  Eon Labs Inc. (A)                                     14,261          431,609
  King Pharmaceuticals, Inc. (A)                        47,245          392,606
  Par Pharmaceutical Companies, Inc. (A)                 9,256          309,521
                                                                    -----------
                                                                      2,614,380
                                                                    -----------
REAL ESTATE (2.4%)
  CBL & Associates Properties                           11,765          841,315
  Developers Diversified Realty                         10,240          407,040
  General Growth Properties                             11,319          385,978
  Highwoods Properties, Inc.                            14,944          400,798
  New Plan Excel Realty Trust                            9,616          241,458
  Weingarten Realty Investments, Inc.                    8,437          291,161
                                                                    -----------
                                                                      2,567,750
                                                                    -----------
RETAIL (9.2%)
  Abercrombie & Fitch Co.                               15,408          881,954
  Aeropostale Inc. (A)                                  13,992          458,238
  American Eagle Outfitters, Inc.                       17,294          510,605
  AutoNation Inc (A)                                    18,431          349,083
  Barnes & Noble (A)                                    16,200          558,738
  BJ's Wholesale Club, Inc. (A)                         20,189          627,070
  Borders Group                                         19,837          528,061
  CDW Corp.                                              6,084          344,628
  Chico's FAS (A)                                        9,858          278,587
  Church & Dwight Co., Inc.                             14,997          531,944
  Copart, Inc. (A)                                      12,142          285,337
  Foot Locker, Inc.                                     26,207          767,865
  GameStop Corp. (Class A) (A)                           8,754          195,214
  Michaels Stores, Inc.                                 22,762          826,261
  Neiman-Marcus Group  (Class A)                         9,189          840,885
  Pacific Sunwear of California, Inc. (A)               16,341          457,140
  Radioshack Corp.                                      10,945          268,153
  Rent-A-Center (A)                                      8,760          239,279
  Supervalu Inc.                                        10,937          364,749
  The Timberland Co. (A)                                 8,753          620,850
                                                                    -----------
                                                                      9,934,641
                                                                    -----------
SERVICES (2.6%)
  Catalina Marketing                                    10,678          276,560
  Fair Issac Corp.                                       6,782          233,572
  Korn/Ferry International (A)                          18,883          359,344
  Manpower, Inc.                                        12,120          527,462
  MPS Group, Inc. (A)                                   35,272          370,709
  Omnicare, Inc.                                        19,284          683,618
  West Corp. (A)                                         9,922          317,454
                                                                    -----------
                                                                      2,768,719
                                                                    -----------
TECHNOLOGY (12.3%)
  Acixiom Corp.                                         17,266          360,859
  Activision, Inc. (A)                                  46,794          690,689
  Alliance Data Systems Corp. (A)                        7,852          317,221
  Ametek, Inc.                                          13,601          547,440
  Amphenol Corp.                                        16,105          596,529
  Andrew Corp. (A)                                      28,671          334,734
  Avocent Corp. (A)                                     12,366          317,126
  CheckFree Corp. (A)                                   13,874          565,435
  Cognizant Technology (Class A) (A)                    12,046          556,585
  Computer Sciences (A)                                  5,618          257,585
  Cree Inc. (A)                                         15,678          340,213
  DST Systems, Inc. (A)                                  7,833          361,728
  Fairchild Seminconductor Corp. (A)                    35,761          548,216
  Ingram Micro Inc. (A)                                 14,777          246,333
  International Rectifier Corp. (A)                     13,781          627,036
  Jabil Circuit (A)                                     15,868          452,555
  Jack Henry & Associates, Inc.                         18,892          339,962
  Lam Research Corp. (A)                                23,411          675,759
  Macromedia, Inc. (A)                                   6,512          217,892
  Macrovision Corp. (A)                                 17,744          402,345
  MEMC Electronic Materials, Inc. (A)                   35,263          474,287
  Powerwave Technologies, Inc. (A)                      60,116          464,997
  RSA Security, Inc. (A)                                 9,626          151,995
  Storage Technology Corp. (A)                          21,513          662,600
  Sybase, Inc. (A)                                      19,419          358,475
  Tech Data Corp. (A)                                   14,153          524,581
  Tektronix Inc.                                        10,575          259,405
  Thomas & Betts Corp.                                  13,550          437,665
  Transaction Systems Architects, Inc. (A)              18,387          425,199
  Western Digital Corp. (A)                             29,075          370,706
  Xerox Corp.                                           21,418          324,483
                                                                    -----------
                                                                     13,210,635
                                                                    -----------

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                 MARCH 31, 2005

                                                       NO. OF           FAIR
                                                       SHARES           VALUE
                                                    ------------   ------------
TELECOMMUNICATIONS (1.7%)
  Cincinnati Bell, Inc.                                 76,029     $    323,123
  Harris Corp.                                          19,642          641,311
  L-3 Communications Holdings Inc.                       4,782          339,618
  Polycom, Inc. (A)                                     20,299          344,170
  Telephone & Data Systems, Inc.                         2,321          189,394
                                                                   ------------
                                                                      1,837,616
                                                                   ------------
TRANSPORTATION SERVICES (2.5%)
  CNF Inc.                                               4,803          224,732
  J.B. Hunt Transportation Services                     11,974          524,042
  Overseas Shipholding Group, Inc.                      16,406        1,032,101
  Ryder Systems Inc.                                    10,125          422,213
  Swift Transportation (A)                              19,208          425,361
                                                                   ------------
                                                                      2,628,449
                                                                   ------------
UTILITIES (2.1%)
  AGL Resources Inc.                                     7,165          250,273
  MDU Resources Group                                   21,687          598,995
  National Fuel Gas Co.                                 20,175          576,803
  Questar Corp.                                         12,229          724,568
  WGL Holdings, Inc.                                     4,550          140,868
                                                                   ------------
                                                                      2,291,507
                                                                   ------------


TOTAL COMMON STOCKS
 (COST $89,796,502)                                                 103,134,616
                                                                   ------------



                                                    PRINCIPAL
                                                      AMOUNT
                                                   ------------
SHORT-TERM INVESTMENTS (4.5%)
COMMERCIAL PAPER (4.2%)
  UBS AG,
    2.87% due April 1, 2005                        $ 4,574,000        4,574,000
                                                                   ------------

UNITED STATES TREASURY (0.3%)
  United States of America Treasury,
    2.52% due May 12, 2005 (B)                         300,000          299,122
                                                                   ------------

TOTAL SHORT-TERM
  INVESTMENTS (COST $4,873,155)                                       4,873,122
                                                                   ------------


                                                     NOTIONAL
                                                      VALUE
                                                   ------------
FUTURES CONTRACTS (0.0%)
  S&P 400 Midcap  Index,
    Exp. March, 2005 (C)                           $ 3,638,800     $         --
                                                                   ------------


TOTAL INVESTMENTS (100.2%)
 (COST $94,669,657) (D)                                             108,007,738
                                                                   ------------

OTHER ASSETS AND LIABILITIES
(-0.2%) (184,390)
                                                                   ------------


TOTAL NET ASSETS (100.0%)                                          $107,823,348
                                                                   ============


NOTES

(A)  Non-income Producing Security.

(B) Par value of $300,000 pledged to cover margin deposits on futures contracts.

(C) As more fully discussed in Note 1 to the financial statements, it is Tactical Aggressive Stock Account for Variable Annuities practice to hold cash and cash equivalents (including short-term investments) at least equal to the underlying face value, or notional value, of outstanding purchased futures contracts, less the initial margin. Tactical Aggressive Stock Account for Variable Annuities uses futures contracts as a substitute for holding individual securities.

(D) At March 31, 2005, net unrealized appreciation for all securities was $13,338,081. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over cost of $15,715,408 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over fair value of $2,377,327.

                      See Notes to Statement of Investments

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                  NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)
                                 MARCH 31, 2005


1.   SIGNIFICANT ACCOUNTING POLICIES

     Tactical Aggressive Stock Account for Variable Annuities (formerly The Timed Aggressive Stock Account for Variable Annuities), ("Account TAS"), is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity contracts issued by The Company. Account TAS is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Participants in Account TAS have entered into asset allocation service agreements with CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company, which provide for the transfer of participants' funds to and from certain other accounts of The Company, at the discretion of the tactical asset allocation service.

     The following is a summary of significant accounting policies consistently followed by Account TAS.

     SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

     Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

     SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date.

     FUTURES CONTRACTS. Account TAS may use stock index futures contracts, and may also use interest rate futures contracts, as a substitute for the purchase or sale of individual securities. When Account TAS enters into a futures contract, it agrees to buy or sell a specified index of stocks, or debt securities, at a future time for a fixed price, unless the contract is closed prior to expiration. Account TAS is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

     It is Account TAS's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

     Futures contracts purchased by Account TAS are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statement of Investments. Therefore, when Account TAS holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the specified indexes or debt securities associated with the futures contract.

     OPTIONS. Account TAS may purchase index or individual equity put or call options, thereby obtaining the right to sell or buy a fixed number of shares of the underlying asset at the stated price on or before the stated expiration date. Account TAS may sell the options before expiration. Options held by Account TAS are listed on either national securities exchanges or on over-the-counter market and are short-term contracts with a duration of less than nine months. The market value of the options will be based on the 4:00 p.m. Eastern Standard Time price of the respective exchange, or in the absence of such price, the latest bid quotation. There were no put or call options in Account TAS at March 31, 2005.

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

            NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                 MARCH 31, 2005

     REPURCHASE AGREEMENTS. When Account TAS enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account TAS plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account TAS securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account TAS monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account TAS's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account TAS at March 31, 2005.

2.   INVESTMENTS

     The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities), were $33,310,188 and $31,834,170, respectively; the costs of purchases and proceeds from sales of direct and indirect U.S. government securities were $160,302,686 and $157,044,000, respectively, for the three months ended March 31, 2005. Realized gains and losses from investment security transactions are reported on an identified cost basis.

     At March 31, 2005, Account TAS held eleven open S&P 400 Midcap Index futures contracts expiring in March, 2005. The underlying face value, or notional value, of these contracts at March 31, 2005 amounted to $3,638,800. In connection with these contracts, short-term investments with a par value of $300,000 had been pledged as margin deposits.

     Net realized gains (losses) resulting from futures contracts were ($22,960) for the three months ended March 31, 2005.

ITEM 2.   CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a - 3 (c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal control over financials reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

          (a)(2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

                                   SIGNATURES


        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tactical Growth and Income Stock Account For Variable Annuities

Tactical Short Term Bond Account For Variable Annuities

Tactical Aggressive Stock Account for Variable Annuities


By:    /s/ R. Jay Gerken
       R. Jay Gerken
       Chairman of the Board
       Chief Executive Officer
       Tactical Growth and Income Stock Account For Variable Annuities Tactical Short Term Bond Account For Variable Annuities
       Tactical Aggressive Stock Account for Variable Annuities

Date May 25, 2005


        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ R. Jay Gerken
       R. Jay Gerken
       Chairman of the Board
       Chief Executive Officer
       Tactical Growth and Income Stock Account For Variable Annuities Tactical Short Term Bond Account For Variable Annuities
       Tactical Aggressive Stock Account for Variable Annuities

Date  May 25, 2005


By:    /s/ David A. Golino
       David A. Golino
       Principal Accounting Officer
       Tactical Growth and Income Stock Account For Variable Annuities Tactical Short Term Bond Account For Variable Annuities
       Tactical Aggressive Stock Account for Variable Annuities


Date  May 25, 2005